INTANGIBLE ASSETS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment loss	$ 0	$ 16,503	$ 12,625
Pre Tax Discount Rate	0.00%	15.00%
Growth rate used to extrapolate cash flow projections	0.00%	5.50%
Bottom of range [member]
Amortization of Finance Lease Term	11 years
Top of range [member]
Amortization of Finance Lease Term	20 years
Customer-related intangible assets [member]
Intangible Assets Other than Goodwil useful Life	7 years
Licences [member]
Intangible Assets Other than Goodwil useful Life	3 years